STOCK-BASED COMPENSATION (Details) (CAD)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Stock options activity
Options outstanding, end of period (in shares)	11,495,535
Employee Stock Option Plan
Stock options activity
Options outstanding, beginning of period (in shares)	10,587,126	8,959,051
Granted (in shares)	2,803,000	3,257,000
Exercised (in shares)	(213,500)	(140,475)
Forfeited (in shares)	(340,206)	(726,500)
Expired (in shares)	(1,340,885)	(481,650)
Options outstanding, end of period (in shares)	11,495,535	10,867,426
Options exercisable at end of period (in shares)	7,413,795	6,780,014
Weighted Average Exercise Price
Outstanding, beginning of period, weighted average exercise price (in Canadian dollars per share)	56.60	62.88
Granted, weighted average exercise price (in Canadian dollars per share)	52.13	36.99
Exercised, weighted average exercise price (in Canadian dollars per share)	37.06	37.04
Forfeited, weighted average exercise price (in Canadian dollars per share)	58.25	59.80
Expired - weighted-average exercise price (in Canadian dollars per share)	54.86	47.49
Outstanding, end of period, weighted average exercise price (in Canadian dollars per share)	56.03	56.35
Options exercisable at end of period, weighted average exercise price (in Canadian dollars per share)	59.35	59.34